Losses per Share (Tables)	6 Months Ended
Jun. 30, 2016
Losses per Share [Abstract]
Net Earnings per Common Share
The calculation of net earnings per common share is summarized below:
	Six month period ended June 30,
	2016	2015

Net loss	(11,859)	(2,056)

Weighted average common shares outstanding – basic and diluted	19,370,412	7,130,807
Net loss per common share – basic and diluted	$(0.61)	$(0.29)

Potentially Dilutive Securities
As of June 30, 2016 and 2015, securities that could potentially dilute basic EPS in the future that were not included in the computation of diluted EPS as mentioned above are:
	2016	2015
Non-vested equity incentive plan shares (Note 14)	144,000	-
Convertible promissory note shares (Note 3)	27,738,890	4,444,444
Total	27,882,890	4,444,444